Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Products	$ 33,212,956	$ 49,621,935
Packaging materials and others	50,138	272,579
Inventories	$ 33,263,094	$ 49,894,514